Summary of Allowance for Credit Losses (Details) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2022	Oct. 31, 2021
Disclosure of detailed information about financial instruments [line items]
Allowance account for credit losses of financial assets, Balance at beginning of period	$ 7,255	$ 9,384
Provision for credit losses	1,067	(224)
Write-offs, net of recoveries	(1,327)	(1,498)
Foreign exchange disposals and other adjustments	371	(407)
Allowance account for credit losses of financial assets, Balance at end of period	7,366	7,255
Loans [member]
Disclosure of detailed information about financial instruments [line items]
Allowance account for credit losses of financial assets, Balance at beginning of period	6,390	8,290
Allowance account for credit losses of financial assets, Balance at end of period	6,432	6,390
Allowance For Loan Losses Including Off Balance Sheet Instruments [Member]
Disclosure of detailed information about financial instruments [line items]
Allowance account for credit losses of financial assets, Balance at beginning of period	7,246	9,377
Provision for credit losses	1,073	(225)
Write-offs, net of recoveries	(1,327)	(1,498)
Foreign exchange disposals and other adjustments	371	(408)
Allowance account for credit losses of financial assets, Balance at end of period	7,363	7,246
Allowance For Credit Losses On Debt Securities [Member]
Disclosure of detailed information about financial instruments [line items]
Allowance account for credit losses of financial assets, Balance at beginning of period	9	7
Provision for credit losses	(6)	1
Foreign exchange disposals and other adjustments		1
Allowance account for credit losses of financial assets, Balance at end of period	3	9
Allowance For Credit Losses On Debt Securities [Member] | Debt securities at amortized cost [member]
Disclosure of detailed information about financial instruments [line items]
Allowance account for credit losses of financial assets, Balance at beginning of period	2	2
Provision for credit losses	(1)
Allowance account for credit losses of financial assets, Balance at end of period	1	2
Allowance For Credit Losses On Debt Securities [Member] | Debt securities FVOCI [member]
Disclosure of detailed information about financial instruments [line items]
Allowance account for credit losses of financial assets, Balance at beginning of period	7	5
Provision for credit losses	(5)	1
Foreign exchange disposals and other adjustments		1
Allowance account for credit losses of financial assets, Balance at end of period	2	7
At Amortized Cost [Member] | Loans [member]
Disclosure of detailed information about financial instruments [line items]
Allowance account for credit losses of financial assets, Balance at beginning of period	6,390	8,289
Allowance account for credit losses of financial assets, Balance at end of period	6,432	6,390
Allowance for credit losses on loans at FVOCI [member] | Loans [member]
Disclosure of detailed information about financial instruments [line items]
Allowance account for credit losses of financial assets, Balance at beginning of period		1
Allowance For Off Balance Sheet Insturments [Member]
Disclosure of detailed information about financial instruments [line items]
Allowance account for credit losses of financial assets, Balance at beginning of period	856	1,087
Allowance account for credit losses of financial assets, Balance at end of period	931	856
Residential mortgages [member] | Allowance For Loan Losses Including Off Balance Sheet Instruments [Member]
Disclosure of detailed information about financial instruments [line items]
Allowance account for credit losses of financial assets, Balance at beginning of period	261	302
Provision for credit losses	56	(26)
Write-offs, net of recoveries	(2)	(10)
Foreign exchange disposals and other adjustments	8	(5)
Allowance account for credit losses of financial assets, Balance at end of period	323	261
Consumer instalment and other personal [member] | Allowance For Loan Losses Including Off Balance Sheet Instruments [Member]
Disclosure of detailed information about financial instruments [line items]
Allowance account for credit losses of financial assets, Balance at beginning of period	1,649	2,112
Provision for credit losses	549	135
Write-offs, net of recoveries	(553)	(531)
Foreign exchange disposals and other adjustments	59	(67)
Allowance account for credit losses of financial assets, Balance at end of period	1,704	1,649
Credit Card 1 [member] | Allowance For Loan Losses Including Off Balance Sheet Instruments [Member]
Disclosure of detailed information about financial instruments [line items]
Allowance account for credit losses of financial assets, Balance at beginning of period	2,314	3,184
Provision for credit losses	582	(14)
Write-offs, net of recoveries	(684)	(708)
Foreign exchange disposals and other adjustments	140	(148)
Allowance account for credit losses of financial assets, Balance at end of period	2,352	2,314
Businesses and government [member] | Allowance For Loan Losses Including Off Balance Sheet Instruments [Member]
Disclosure of detailed information about financial instruments [line items]
Allowance account for credit losses of financial assets, Balance at beginning of period	3,022	3,779
Provision for credit losses	(114)	(320)
Write-offs, net of recoveries	(88)	(249)
Foreign exchange disposals and other adjustments	164	(188)
Allowance account for credit losses of financial assets, Balance at end of period	$ 2,984	$ 3,022